Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 306,042	¥ 319,668
Additions	68,787	79,527
Depreciation	(62,203)	(73,410)
Other	(17,296)	(19,743)
Ending balance	295,330	306,042
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	77,916	81,363
Additions	8,488	6,263
Depreciation	(6,118)	(6,218)
Other	257	(3,492)
Ending balance	80,543	77,916
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	142,521	142,598
Additions	24,270	19,988
Depreciation	(12,997)	(14,755)
Other	(18,491)	(5,310)
Ending balance	135,303	142,521
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	85,605	95,707
Additions	36,029	53,276
Depreciation	(43,088)	(52,437)
Other	938	(10,941)
Ending balance	¥ 79,484	¥ 85,605